Stockholders' Equity - Additional Information (Details) $ / shares in Units, $ in Millions	Jun. 30, 2024 USD ($) vote $ / shares shares	Jun. 30, 2023 $ / shares shares	Sep. 22, 2021 USD ($)	Sep. 21, 2021
Class of Stock [Line Items]
Remaining authorized repurchase amount | $	$ 460
Number of votes per share | vote	1
Authorized repurchase amount | $			$ 1,000
Majority shareholder ownership percentage			44.00%
Class A Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	1,500,000,000	1,500,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Common stock outstanding, net of treasury stock (in shares)	378,670,671	379,945,907
Common Class B
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	750,000,000	750,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Common stock outstanding, net of treasury stock (in shares)	190,423,250	192,013,909
Majority shareholder ownership percentage				1.75%
Common Class B | Maximum
Class of Stock [Line Items]
Majority shareholder ownership percentage			44.00%
Series Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	25,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Common stock outstanding, net of treasury stock (in shares)	0
Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	25,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01